Prepayment and Other Assets - Summary of Detailed Information About Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayment, current	$ 1,230	$ 1,753
Goods and services tax receivable, net	18
Deposits, current	175	1,129
Other current assets	223	185
Prepayment and other current assets	1,646	3,067
Prepayment, non-current	10	98
Deferred offering costs	981	417
Deposits, non-current	336	179
Prepayment and other non-current assets	$ 1,327	$ 694